DISCOUNTINUED OPERATION	12 Months Ended
Dec. 31, 2017
Discontinued Operations
DISCONTINUED OPERATIONS
3.	DISCOUNTINUED OPERATION

The disposal of Target Business described in Note 1 was completed in December 2015.

According to the Equity Interest Transfer Agreement, the Buyers may require the Company to repurchase the equity interest of AM Advertising upon the occurrence of certain events. As these events are considered improbable, no fair value was allocated to the associated put option.

The Equity Interest Transfer Agreement also contains an earn out structure, in the event that the net profit (before or after adjustment for non-recurring gains and losses, whichever is less) of restructured AM Advertising in each of the fiscal years of 2015, 2016, 2017, and 2018 (collectively, the “Covered Period”) is less than the profit target of RMB1,059,200 (the “Profit Target”) (being RMB200,000, RMB240,000, RMB288,000 and RMB331,200, equivalent to $30,875, $37,050, $44,459 and $51,128, for the fiscal years of 2015, 2016, 2017, and 2018 respectively), other shareholders of AM Advertising, excluding the Buyers, will be obligated to compensate the Buyers for the deficiency by transferring their equity interest in AM Advertising to the Buyers for nil consideration and/or by cash, based on a pre-determined formula with such compensations in aggregate being subject to a cap equal to the amount of the consideration. As of December 31, 2016, the Group treated the provision for earn out commitment of $23,549 as contingent liability (Note 23-c). On March 29, 2018 and August 31, 2018, a memorandum of understanding (“MoU”) and its supplemental agreement respectively, with, among others, Beijing Longde Wenchuang Investment Fund Management Co., Ltd and Beijing Cultural Center Construction and Development Fund (Limited Partnership), under which, among other things, Linghang Shengshi and Mr. Guo have agreed to pay or make available to AM Advertising on or prior to May 30, 2018 and furhter extended to September 30, 2018 an aggregate of RMB304,554 which was to be discounted by the following amounts (i) the RMB152,000 profits attributable to Linghang Shengshi, Mr. Guo and Mr. Xu for the first nine months of 2015, based on a third-party pro forma audit report on the Target Business; (ii) the shareholder loan of RMB88,000 in principal balance and RMB7,840 in interests; and (iii) the payment of RMB56,714 in cash after the sale of the 20.32% equity interests in AM Advertising, which consisted of 20% equity interests hold by the Group and 0.32% equity interests hold by Mr. Man Guo, and following the completion of the foregoing arrangements, our obligations with respect to the profit target for 2015, the earnout provision for the first nine months of 2015 and the shareholder loans between AM Advertising and AirMeia Shengshi shall be deem completed. According to the aforesaid MoU, after Linghang Shengshi, Mr. Guo and Mr. Xu transfer all the equity interest of AM Advertising, they will cease to be shareholders of AM Advertising and will not be able to continuously assume the obligations in connection with the profit commitment and earn out provision as a matter of fact. The Group is negotiating for further extension of MoU.

The disposal represents a strategic shift and has a major effect on the Group’s results of operations. The disposed entities are accounted as discontinued operations in the consolidated financial statements for the years ended December 31, 2015. A gain of $244,164 was recognized on the disposal, which is determined based on the total consideration of $324,183, the fair value of the remaining 25% equity interest in AM Advertising of $79,718 that continues to be held by the Group, the net book value of the Target Business of $134,497 and the fair value of the earnout commitment of $25,240. Upon the Group’s disposal of its 75% interest in AM Advertising, the Group continues to hold 25% of the equity of AM Advertising, which is accounted for as an equity method investment. The Group’s share of earnings for the fiscal year ended December 31, 2015   amounted to $2,491 and was recorded within the (loss) income on equity method investments within the Consolidated Statements of Operations.

The financial results of the disposed business lines are set out below.

For the year ended December 31,
2015

Net revenues	$166,843
Cost of revenues	(126,745)

Gross profit	40,098

Operating expenses	(13,239)

Income from operations	26,859

Gain from disposal of 75% equity interest in AM Advertising	244,164
Interest income	298
Other income, net	1,293
Income on equity method investments	265

Net income before income tax	272,879
Income taxes benefit/(expense)	(51,696)

Income from discontinued operations attributable to owners of the Company	$221,183

Details of related party transactions for the years ended December 31, 2015 were as follows:

Concession cost purchased from:

Name of related parties	Relationship	For the year ended December 31, 2015
Guangxi Dingyuan (1)	Equity method investee	$1,107
Qingdao AM (2)	Equity method investee	1,230
		$2,337

Equity transaction with a related party:

Name of related parties	Relationship	For the year ended December 31, 2015
Beijing Dayun Culture Communication Co., Ltd. ("Dayun Culture") (3)	Invested by management of the Group	$8,605
		$8,605

(1)	The Group purchased stand-alone digital frames, LED and lightbox concession in Nanning airport from Guangxi Dingyuan amounting to $1,107 for the years ended December 31, 2015.

(2)	The Group purchased stand-alone digital frames concession in Qingdao airport from Qingdao AM amounting to $1,230 for the year ended December 31, 2015.

(3)
In November 2015, AM Advertising purchased 20% equity interest in Beijing AirMedia Lianhe Advertising Co., Ltd. (“AirMedia Lianhe”) from Dayun Culture with consideration of $8,605. After the transaction, AM Advertising held 100% equity interest in AirMedia Lianhe.